Segmental reporting (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Analysis of results by business

Analysis of results by business
	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
Half year ended 30.06.26	£m	£m	£m	£m	£m	£m
Net interest income	833	430	951	1,556	61	3,831
Non-interest income	287	295	7,153	564	3	8,302
Total income	1,120	725	8,104	2,120	64	12,133
Of which inter-segmental income/(expense)	796	893	(1,656)	(9)	(24)	—
Operating costs	(528)	(546)	(4,442)	(837)	(282)	(6,635)
UK regulatory levies	(15)	(3)	(22)	—	—	(40)
Litigation and conduct	—	—	2	(2)	(81)	(81)
Total operating expenses	(543)	(549)	(4,462)	(839)	(363)	(6,756)
Profit/(loss) before impairment	577	176	3,642	1,281	(299)	5,377
Credit impairment (charges)/releases	(19)	(3)	(323)	(713)	1	(1,057)
Profit/(loss) before tax	558	173	3,319	568	(298)	4,320

As at 30.06.26	£bn	£bn	£bn	£bn	£bn	£bn
Total assets	75.8	44.3	1,257.6	32.8	13.6	1,424.1
Total liabilities	107.4	81.8	1,140.2	25.6	4.7	1,359.7

	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
Half year ended 30.06.25	£m	£m	£m	£m	£m	£m
Net interest income	729	425	786	1,332	223	3,495
Non-interest income	306	292	6,567	369	53	7,587
Total income	1,035	717	7,353	1,701	276	11,082
Of which inter-segmental income/(expense)	992	921	(1,761)	(3)	(149)	—
Operating costs	(513)	(494)	(4,118)	(817)	(313)	(6,255)
UK regulatory levies	(24)	(2)	(27)	—	—	(53)
Litigation and conduct	(39)	—	(11)	(3)	(6)	(59)
Total operating expenses	(576)	(496)	(4,156)	(820)	(319)	(6,367)
Profit/(loss) before impairment	459	221	3,197	881	(43)	4,715
Credit impairment (charges)/releases	(31)	11	(139)	(711)	(5)	(875)
Profit/(loss) before tax	428	232	3,058	170	(48)	3,840

As at 31.12.25	£bn	£bn	£bn	£bn	£bn	£bn
Total assets	71.4	41.9	1,082.0	34.3	15.9	1,245.5
Total liabilities	104.3	80.4	968.1	25.4	5.0	1,183.2
Inter-segmental income/(expense) refers to the internal charging of revenues between different business segments, reflecting how resources such as funding, capital, or services are utilised across the Barclays Bank Group. Segments which operate with a net customer deposit position contribute surplus deposits as a funding source for other Barclays Bank Group segment activities.